Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosures Of Inventories [Abstract]
Finished goods	$ 9,295	$ 7,907
Metal in circuit	573	783
Ore stockpiles	2,563	794
Materials and supplies	33,248	29,380
Inventories	$ 45,679	$ 38,864	$ 26,633